Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 58,365,330	$ 51,723,107
Receivables, net of allowance for bad debts of $0.5 million (2019: $0.9 million)	17,808,496	30,083,358
Prepaid expenses and other assets	3,683,910	1,940,030
Advances and deposits	2,516,646	4,114,065
Inventories	10,274,062	10,158,735
Vessel held for sale	9,895,000
Total current assets	102,543,444	98,019,295
Non-current assets
Vessels and vessel equipment, net of accumulated depreciation of $170.2 million (2019: $146.2 million)	631,458,305	660,823,330
Deferred drydock expenditures, net of accumulated amortization of $13.3 million (2019: $10.3 million)	10,216,090	7,668,711
Advances for Ballast water treatment systems	2,568,874	384,408
Other non-current assets, net of accumulated depreciation of $1.7 million (2019: $1.4 million)	678,632	917,222
Amount receivable in respect of finance leases	2,880,000	2,880,000
Operating lease, right-of-use asset	1,662,510	1,745,464
Total non-current assets	649,464,411	674,419,135
TOTAL ASSETS	752,007,855	772,438,430
Current liabilities
Accounts payable	9,125,321	4,789,935
Accrued expenses and other liabilities	11,233,767	16,278,084
Accrued interest on debt and finance leases	769,304	880,183
Current portion of long-term debt	22,456,396	20,216,171
Current portion of finance lease obligations	18,454,222	17,975,322
Current portion of derivative liabilities	397,418
Current portion of operating lease obligations	463,559	289,231
Total current liabilities	62,899,987	60,428,926
Non-current liabilities
Non-current portion of long-term debt	188,054,568	187,066,842
Non-current portion of finance lease obligations	179,250,162	197,704,372
Non-current portion of derivative liabilities	433,974
Non-current portion of operating lease obligations	1,034,218	1,182,522
Total non-current liabilities	368,772,922	385,953,736
Stockholders' equity
Common stock ($0.01 par value, 225,000,000 shares authorized, 35,206,656 issued and 33,186,603 outstanding as at December 31, 2020 and 35,019,232 issued and 33,097,831 outstanding as at December 31, 2019)	352,067	350,192
Additional paid in capital	418,180,983	416,841,494
Accumulated other comprehensive loss	(729,135)
Treasury stock (2,020,053 shares as at December 31, 2020 and 1,921,401 shares as at December 31, 2019)	(15,635,765)	(15,348,909)
Accumulated deficit	(81,833,204)	(75,787,009)
Total stockholders' equity	320,334,946	326,055,768
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 752,007,855	$ 772,438,430